SEGMENT INFORMATION (Schedule of Operating Segment) (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Segment assets	$ 62,422	¥ 418,198	¥ 413,382
Elimination of inter-segment receivables	(11,941)	(80,000)	(80,000)
Deferred tax assets	80	537	66
Total assets	50,561	338,735	333,448
Segment Liabilities	32,903	220,425	219,613
Elimination of inter-segment payables	(11,942)	(80,000)	(80,000)
Deferred tax liabilities	272	1,824	2,544
Income tax payable	1,497	10,031	9,254
Total liabilities	22,730	152,280	151,411
Deferred tax assets	80
Deferred tax liabilities	272
Income tax payable	1,497
Total liabilities	22,730
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Segment assets	59,416	398,064	390,895
Segment Liabilities	17,314	115,995	113,124
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Segment assets	86	573	321
Segment Liabilities	493	3,301	3,294
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Segment assets	2,920	19,561	22,166
Segment Liabilities	$ 15,096	¥ 101,129	¥ 103,195